Trading assets and liabilities (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014
Cash collateral - netted
Cash collateral paid	SFr 31,472	SFr 41,223	SFr 33,404	SFr 25,122
Cash collateral received	22,991	32,292	28,147	20,058
Cash collateral - not netted
Cash collateral paid	7,514	11,399	10,905	8,097
Cash collateral received	SFr 15,387	SFr 15,887	SFr 17,043	SFr 12,844